RESTRUCTURING, ACQUISITION COSTS AND OTHER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RESTRUCTURING, ACQUISITION COSTS AND OTHER
Restructuring	$ 4.9	$ 3.9	$ 12.3
Acquisition costs	15.6	6.5
Impairment of assets	0.4	2.9	0.8
Other	(0.5)	(0.6)	(1.5)
Total	$ 20.4	$ 12.7	$ 11.6